Property, plant and equipment (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,554
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	20 years
Property, plant and equipment	$ 58,409
Bottom of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Top of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	31 years
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 122,668
Gross carrying amount [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,495
Gross carrying amount [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	118,173
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(61,705)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,941)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(59,764)
Total [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 60,963
Later than five years [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 954
Not Later Than Five Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,065
Not Later Than Five Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (5,111)
Later than five years and not later than ten years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	6 years
Later than five years and not later than ten years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	10 years
Later Than Five Year And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,835
Later Than Five Year And Not Later Than Ten Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	8,312
Later Than Five Year And Not Later Than Ten Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,477)
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 3,454
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	15 years
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 5,811
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,357)
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 11,520
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	20 years
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 31,428
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(19,908)
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 23,923
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 33,217
Later than twenty years and not later than twenty-five years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(9,294)
Later Than Twenty Five Years And Not Later Than Thirty Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 8,645
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 12,915
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (4,270)
Later Than Thirty Years [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Property, plant and equipment	$ 3,279
Later Than Thirty Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	5,417
Later Than Thirty Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,138)
Units Of Production Method [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7,353
Units Of Production Method [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	19,503
Units Of Production Method [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (12,150)